CONVERTIBLE SENIOR DEBENTURES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal amount currently outstanding on the debt instrument	$ 530	$ 531